CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
OTHER INCOME (LOSS)
Gain on disposition of marketable securities	$ 0	$ 0	$ 48,300	$ 0
Loss on sale of equipment	0	(9,432)	0	(9,432)
Interest	10,794	37	12,906	39
Gain on settlement of debt	1,592	0	1,592	0
Foreign currency gain (loss)	(3,354)	(1,353)	(8,845)	15,247
Net OTHER INCOME (LOSS)	9,032	(10,748)	53,953	5,854
EXPENSES
Corporate general and administrative	742,925	914,706	1,490,634	1,679,513
Exploration	53,377	63,890	114,929	122,062
Legal and accounting	74,196	36,707	267,464	128,446
Arbitral Award enforcement and collection (Note 3)	942,830	892,998	2,287,665	1,328,607
Equipment holding costs	274,334	192,069	483,801	390,308
Interest expense (Note 10)	2,558,883	2,342,336	4,969,267	4,522,703
Total EXPENSES	4,646,545	4,442,706	9,613,760	8,171,639
Net loss for the period	$ (4,637,513)	$ (4,453,454)	$ (9,559,807)	$ (8,165,785)
Net loss per share, basic and diluted	$ (0.06)	$ (0.06)	$ (0.12)	$ (0.11)
Weighted average common shares outstanding	83,754,792	76,077,647	81,212,491	76,077,647